2 Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2019
Machinery And Equipment [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	10 years
Vehicles [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	4 years
Furniture And Fixtures [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	10 years
IT Equipment [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	5 years
Library Books [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	10 years
Laboratories And Clinics [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	10 years
Leasehold Improvements [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Useful lives of assets	5 years